Advances for Vessel Under Construction and Acquisitions (Tables)	12 Months Ended
Dec. 31, 2020
Property, Plant and Equipment [Abstract]
Summary of Advances for vessel under construction and acquisitions
For the years ended December 31, 2019 and 2020, the movement of the account, advances for vessel under construction and acquisitions was as follows:

Balance, December 31, 2018	—
Advance for vessel under construction	2,891,283
Capitalized interest	97,620

Balance, December 31, 2019	2,988,903
Advance for vessel under construction	2,891,283
Capitalized interest	168,344
Supervision fees (Note 3)	210,970
Other capitalized expenses	279,615
Balance, December 31, 2020	6,539,115